Taxation - Schedule of Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income/(loss) before income tax	$ (46,084)	$ (63,230)	$ 5,264
Income tax computed at statutory PRC income tax rate (25%)	(11,521)	(15,808)	1,316
Differential income tax rates applicable to certain entities comprising the Group	4,061	13,121	120
Effect of tax holiday	1,786	824	(569)
Permanent differences	1,826	451	136
Change in valuation allowance	5,405	2,735	322
Accelerated deductions on research and development expenses	(1,313)	(1,138)	(1,268)
Income tax expenses	$ 244	$ 185	$ 57